REGULATORY FRAMEWORK (Details 8)	12 Months Ended
Dec. 31, 2023
Additional Remuneration To Thermal Units [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Period	Summer – Winter
Additional Remuneration To Thermal Units [Member] | First 25 Hours [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 440/21	58,050
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	83,012
Additional Remuneration To Thermal Units [Member] | Second 25 Hours [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 440/21	29,025
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	41,506
Additional Remuneration To Thermal Units One [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Period	Fall - Spring
Additional Remuneration To Thermal Units One [Member] | First 25 Hours [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 440/21	9,675
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	13,835
Additional Remuneration To Hidroelectric Units 50 M W And 300 M W [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Period	Summer – Winter
Additional Remuneration To Hidroelectric Units 50 M W And 300 M W [Member] | First 25 Hours [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 440/21	50,310
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	71,943
Additional Remuneration To Hidroelectric Units 50 M W And 300 M W [Member] | Second 25 Hours [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 440/21	25,155
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	35,972
Additional Remuneration To Hidroelectric Units 50 M W And 300 M W One [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Period	Fall - Spring
Additional Remuneration To Hidroelectric Units 50 M W And 300 M W One [Member] | First 25 Hours [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 440/21	8,385
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	11,991
Additional Remuneration To Hidroelectric Units 50 M W [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Period	Summer – Winter
Additional Remuneration To Hidroelectric Units 50 M W [Member] | First 25 Hours [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 440/21	54,180
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	77,478
Additional Remuneration To Hidroelectric Units 50 M W [Member] | Second 25 Hours [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 440/21	27,090
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	38,739
Additional Remuneration To Hidroelectric Units 50 M W One [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Period	Fall – Spring
Additional Remuneration To Hidroelectric Units 50 M W One [Member] | First 25 Hours [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 440/21	9,030
Remuneration for first 25 hours ($ / MW-hmrt) SE No. 238/22	12,913